(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
January 31, 2002


Merrill Lynch
Florida
Limited Maturity
Municipal
Bond Fund


www.mlim.ml.com



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Florida Limited Maturity
Municipal Bond Fund of
Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



Merrill Lynch Florida Limited Maturity Municipal Bond Fund


Officers and Trustees


Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
Edward J. Andrews, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary


Joseph L. May, Trustee and Vincent R. Giordano, Senior Vice
President of Merrill Lynch Florida Limited Maturity Municipal Bond Fund, have recently retired. The Fund's Board of Trustees wishes
Messrs. May and Giordano well in their retirements.



Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10005


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Florida Limited Maturity Municipal Bond Fund,
January 31, 2002


DEAR SHAREHOLDER


The Municipal Market Environment
During the six-month period ended January 31, 2002, Florida's economic activity slowed considerably from the previous six months, led by slowing retail sales and declining tourism. The state's large tourism sector has been hard hit since September 11, 2001 as airline bookings declined almost 16% and hotel occupancy dropped considerably as well. As of December 2001, the state's seasonally adjusted unemployment rate stood at 5.6%, rising from 4.0% in June 2001, as employers cut jobs in the state's tourism and services sector to compensate for the slowing economy. State revenues were upwardly revised in fiscal year 2000, reflecting the strength in Florida's sales tax and, allowing the state to close the year with $1.3 billion in combined general and working capital fund balances. However, revenues in fiscal 2001 lagged estimates by some $118 million and revenue collections worsened in the current fiscal year, aggravated by the events of September 11, 2001 and its effect on the state's tourism trade. General revenues were revised down and gross receipt tax collections have also been revised lower. State debt levels remain in the moderate range and currently debt service stands at 7% of revenues.


Portfolio Matters
At January 31, 2002, net assets of Merrill Lynch Florida Limited Maturity Bond Fund were approximately $11.4 million, a decrease of approximately 8% from the previous six-month period. As we discussed in our last letter to shareholders dated July 31, 2001, we decided to maintain an aggressive duration position around 3.7 years until economic growth showed signs of accelerating and the Federal Reserve Board adjusted its current monetary policy toward neutral. This positioning enhanced performance as we maintained the Fund's duration between 3.4 years and 3.8 years. Interest rates inside 10 years continued to drop as the Federal Reserve Board lowered the Federal Funds rate to 1.75% (175 basis points) in an effort to increase liquidity in the financial system and stimulate growth. We plan to maintain approximately 85% of the Fund's assets in securities rated Aa or better by at least one of the major bond rating agencies. Any indications of a shift in economic growth and monetary policy are likely to prompt us to reduce duration to neutral and increase cash positions.


In Conclusion
On December 14, 2001 the Trust's Board of Trustees approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby the Limited Maturity Portfolio of Merrill Lynch Municipal Bond Fund, Inc. would acquire substantially all of the assets and liabilities of the Fund in exchange for newly issued shares of the Limited Maturity Portfolio. We thank you for your interest in Merrill Lynch Florida Limited Maturity Municipal Bond Fund.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager



March 4, 2002



PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Trust through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% the next year to 0%. In addition, Class B Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. These shares automatically convert to Class D Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C Shares are available only through the exchange privilege.

* Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Merrill Lynch Florida Limited Maturity Municipal Bond Fund,
January 31, 2002


PERFORMANCE DATA (concluded)


Average Annual Total Return


                                     % Return Without   % Return With
Class A Shares*                        Sales Charge     Sales Charge**

One Year Ended 12/31/01                    +3.94%          +2.90%
Five Years Ended 12/31/01                  +3.53           +3.33
Inception (11/26/93) through 12/31/01      +3.75           +3.62

*Maximum sales charge is 1%.
**Assuming maximum sales charge.



                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

One Year Ended 12/31/01                    +3.47%         +2.47%
Five Years Ended 12/31/01                  +3.15          +3.15
Inception (11/26/93) through 12/31/01      +3.37          +3.37

*Maximum contingent deferred sales charge is 1% and reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

One Year Ended 12/31/01                    +4.29%         +3.29%
Five Years Ended 12/31/01                  +3.17          +3.17
Inception (10/21/94) through 12/31/01      +3.60          +3.60

*Maximum contingent deferred sales charge is 1% and reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without   % Return With
Class D Shares*                        Sales Charge     Sales Charge**

One Year Ended 12/31/01                    +3.84%          +2.80%
Five Years Ended 12/31/01                  +3.43           +3.22
Inception (10/21/94) through 12/31/01      +3.98           +3.84

*Maximum sales charge is 1%.
**Assuming maximum sales charge.


Recent Performance Results*

                                                                                    Since
                                                    6-Month        12-Month       Inception     Standardized
As of January 31, 2002                            Total Return   Total Return    Total Return   30-day Yield
Florida Limited Maturity Fund Class A Shares          +1.63%        +3.82%         +36.19%          1.02%
Florida Limited Maturity Fund Class B Shares          +1.45         +3.45          +32.29           0.68
Florida Limited Maturity Fund Class C Shares          +1.43         +4.14          +30.31           0.64
Florida Limited Maturity Fund Class D Shares          +1.58         +3.61          +33.83           0.93

*Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The since inception periods are from 11/26/93 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.


SCHEDULE OF INVESTMENTS                                                                                      (in Thousands)


               S&P      Moody's    Face
STATE          Ratings  Ratings   Amount  Issue                                                                      Value
Florida--       AA+       Aa1    $  600   Broward County, Florida, GO, Refunding, Series A, 4% due 1/01/2009       $    600
90.6%           AAA       Aaa       500   Charlotte County, Florida, Utility Revenue Bonds, 6.75% due
                                          10/01/2003 (b)(e)                                                             548
                AAA       Aaa     1,000   Dade County, Florida, GO, Series I, 6.90% due 7/01/2003 (a)                 1,068
                AA+       Aa2     1,000   Florida State Board of Education, Capital Outlay, GO (Public
                                          Education), Series B, 5.625% due 6/01/2005                                  1,082
                AAA       Aaa       500   Florida State Turnpike Authority, Turnpike Revenue Refunding
                                          Bonds (Department of Transportation), Series A, 5.50% due
                                          7/01/2007 (b)                                                                 546
                AAA       Aaa       500   Gulf Breeze, Florida, Miami Beach Local Government Revenue Bonds,
                                          Series C, 4.25% due 12/01/2015 (b)                                            501
                AAA       Aaa       400   Hillsborough County, Florida, Aviation Authority Revenue
                                          Refunding Bonds (Tampa International Airport), AMT, Series A, 5%
                                          due 10/01/2005 (a)                                                            421
                AA-       A1        650   Lakeland, Florida, Electric and Water Revenue Refunding and
                                          Improvement Bonds, Series B, 5.625% due 10/01/2006 (e)                        722
                AAA       Aaa       500   Miami Beach, Florida, Stormwater Revenue Bonds, 4.75% due 9/01/2010 (b)       520
                AAA       Aaa       200   North Miami, Florida, Health Facilities Authority, Health Facility
                                          Revenue Refunding Bonds (Bon Secours Health System Project),
                                          6% due 8/15/2002 (c)(e)                                                       209
                AAA       Aaa       500   Orange County, Florida, Tourist Development Tax Revenue Bonds,
                                          5% due 10/01/2009 (a)                                                         532
                AA        Aa1       500   Orlando, Florida, Utilities Commission, Water and Electric Revenue
                                          Refunding Bonds, 5.90% due 10/01/2008                                         559
                AAA       Aaa       500   Orlando and Orange County, Florida, Expressway Authority, Expressway
                                          Revenue Refunding Bonds, Senior Lien, 5.375% due 7/01/2009 (a)                533
                AAA       Aaa       500   Palm Bay, Florida, Utility Revenue Bonds (Palm Bay Utility
                                          Corporation Project), Series B, 6.20% due 10/01/2002 (d)(e)                   525
                AAA       Aaa       300   Port Orange, Florida, Water and Sewer Revenue Refunding Bonds, 5%
                                          due 10/01/2003 (a)                                                            315
                AAA       Aaa       100   Saint Petersburg, Florida, Utility Tax Revenue Bonds, 6.40% due
                                          12/01/2007 (f)                                                                115
                AAA       Aaa       800   Sunrise, Florida, Utility System Revenue Bonds, Series A, 5.75% due
                                          10/01/2006 (a)(e)                                                             893
                AAA       Aaa       500   Tallahassee, Florida, Energy System Revenue Bonds, Series B, 4% due
                                          10/01/2004 (c)                                                                519
                AAA       Aaa       100   Tampa, Florida, Water and Sewer Revenue Refunding Bonds, Series A,
                                          6% due 10/01/2002 (b)(e)                                                      104


Puerto                                    Puerto Rico Commonwealth, GO, Refunding:
Rico--8.4%      NR*       NR*       850      5.30% due 7/01/2004                                                        904
                NR*       NR*        50      5.30% due 7/01/2004 (f)                                                     54


                Total Investments (Cost--$10,807)--99.0%                                                             11,270
                Other Assets Less Liabilities--1.0%                                                                     117
                                                                                                                   --------
                Net Assets--100.0%                                                                                 $ 11,387
                                                                                                                   ========

(a)AMBAC Insured.
(b)FGIC Insured.
(c)FSA Insured.
(d)MBIA Insured.
(e)Prerefunded.
(f)Escrowed to maturity.
*Not Rated.

See Notes to Financial Statements.


Portfolio       To simplify the listings of Merrill Lynch Florida Limited
Abbreviations   Maturity Municipal Bond Fund's portfolio holdings in the
                Schedule of Investments, we have abbreviated the names of some of the securities according to the list at right.

                AMT     Alternative Minimum Tax (subject to)
                GO      General Obligation Bonds



Merrill Lynch Florida Limited Maturity Municipal Bond Fund,
January 31, 2002


STATEMENT OF ASSETS AND LIABILITIES


                As of January 31, 2002
Assets:         Investments, at value (Cost--$10,807,312)                                                      $ 11,270,440
                Interest receivable                                                                                 135,385
                Prepaid registration fees and other assets                                                           20,395
                                                                                                               ------------
                Total assets                                                                                     11,426,220
                                                                                                               ------------

Liabilities:    Payables:
                   Custodian bank                                                            $     15,378
                   Dividends to shareholders                                                        5,344
                   Investment adviser                                                               3,575
                   Distributor                                                                      1,805            26,102
                                                                                             ------------
                Accrued expenses and other liabilities                                                               13,326
                                                                                                               ------------
                Total liabilities                                                                                    39,428
                                                                                                               ------------

Net Assets:     Net assets                                                                                     $ 11,386,792
                                                                                                               ============

Net Assets      Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:     shares authorized                                                                              $     31,813
                Class B Shares of beneficial interest, $.10 par value, unlimited
                shares authorized                                                                                    52,672
                Class C Shares of beneficial interest, $.10 par value, unlimited
                shares authorized                                                                                       200
                Class D Shares of beneficial interest, $.10 par value, unlimited
                shares authorized                                                                                    27,890
                Paid-in capital in excess of par                                                                 11,373,797
                Undistributed investment income--net                                                                 24,222
                Accumulated realized capital losses on investments--net                                           (586,930)
                Unrealized appreciation on investments--net                                                         463,128
                                                                                                               ------------
                Net assets                                                                                     $ 11,386,792
                                                                                                               ============

Net Asset       Class A--Based on net assets of $3,218,642 and 318,132
Value:                   shares outstanding                                                                    $      10.12
                                                                                                               ============
                Class B--Based on net assets of $5,328,649 and 526,721
                         shares outstanding                                                                    $      10.12
                                                                                                               ============
                Class C--Based on net assets of $20,012 and 1,999
                         shares outstanding                                                                    $      10.01
                                                                                                               ============
                Class D--Based on net assets of $2,819,489 and 278,904
                         shares outstanding                                                                    $      10.11
                                                                                                               ============

See Notes to Financial Statements.


STATEMENT OF OPERATIONS


                For the Six Months Ended January 31, 2002
Investment      Interest                                                                                       $    263,069
Income:

Expenses:       Professional fees                                                            $     33,643
                Accounting services                                                                30,667
                Investment advisory fees                                                           21,140
                Printing and shareholder reports                                                   18,591
                Account maintenance and distribution fees--Class B                                 10,557
                Registration fees                                                                   8,023
                Trustees' fees and expenses                                                         4,268
                Custodian fees                                                                      1,464
                Pricing fees                                                                        1,455
                Account maintenance fees--Class D                                                   1,392
                Transfer agent fees--Class B                                                          898
                Transfer agent fees--Class A                                                          387
                Transfer agent fees--Class D                                                          333
                Account maintenance and distribution fees--Class C                                     33
                Transfer agent fees--Class C                                                            9
                Other                                                                               4,402
                                                                                             ------------
                Total expenses                                                                                      137,262
                                                                                                               ------------
                Investment income--net                                                                              125,807
                                                                                                               ------------

Realized &      Realized gain on investments--net                                                                    23,371
Unrealized      Change in unrealized appreciation on investments--net                                                45,963
Gain on                                                                                                        ------------
Investments     Net Increase in Net Assets Resulting from Operations                                           $    195,141
--Net:                                                                                                         ============

See Notes to Financial Statements.


Merrill Lynch Florida Limited Maturity Municipal Bond Fund,
January 31, 2002


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               For the Six          For the
                                                                                               Months Ended        Year Ended
                                                                                               January 31,          July 31,
                Increase (Decrease) in Net Assets:                                                 2002               2001
Operations:     Investment income--net                                                       $    125,807      $    383,585
                Realized gain on investments--net                                                  23,371            33,328
                Change in unrealized appreciation on investments--net                              45,963           326,880
                                                                                             ------------      ------------
                Net increase in net assets resulting from operations                              195,141           743,793
                                                                                             ------------      ------------

Dividends to    Investment income--net:
Shareholders:      Class A                                                                       (35,977)         (104,787)
                   Class B                                                                       (56,552)         (195,117)
                   Class C                                                                          (260)           (1,081)
                   Class D                                                                       (29,517)          (82,600)
                                                                                             ------------      ------------
                Net decrease in net assets resulting from dividends to shareholders             (122,306)         (383,585)
                                                                                             ------------      ------------

Beneficial      Net decrease in net assets derived from beneficial interest
Interest        transactions                                                                  (1,080,537)          (94,211)
Transactions:                                                                                ------------      ------------

Net Assets:     Total increase (decrease) in net assets                                       (1,007,702)           265,997
                Beginning of period                                                            12,394,494        12,128,497
                                                                                             ------------      ------------
                End of period*                                                               $ 11,386,792      $ 12,394,494
                                                                                             ============      ============

                *Undistributed investment income                                             $     24,222      $         --
                                                                                             ============      ============

See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS


The following per share data and ratios                                                      Class A
have been derived from information                           For the Six
provided in the financial statements.                        Months Ended
                                                             January 31,           For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                          2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period          $   10.07    $    9.78    $    9.87    $   10.00    $   10.07
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                              .11          .33          .33          .33          .38
                Realized and unrealized gain (loss)
                on investments--net                                 .05          .29        (.09)        (.13)        (.07)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                    .16          .62          .24          .20          .31
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.11)        (.33)        (.33)        (.33)        (.38)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   10.12    $   10.07    $    9.78    $    9.87    $   10.00
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share              1.63%++        6.39%        2.54%        2.01%        3.17%
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                         2.08%*        1.45%        1.49%        1.48%        1.19%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           2.28%*        3.28%        3.43%        3.31%        3.81%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $   3,219    $   3,178    $   3,188    $   4,055    $   5,331
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                                9.94%       20.95%       29.34%       18.60%       39.52%
                                                              =========    =========    =========    =========    =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Aggregate total investment return.

See Notes to Financial Statements.


Merrill Lynch Florida Limited Maturity Municipal Bond Fund,
January 31, 2002


FINANCIAL HIGHLIGHTS (concluded)


The following per share data and ratios                                                      Class B
have been derived from information                           For the Six
provided in the financial statements.                        Months Ended
                                                             January 31,           For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                          2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period          $   10.07    $    9.78    $    9.86    $   10.00    $   10.07
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                              .10          .29          .30          .30          .35
                Realized and unrealized gain (loss)
                on investments--net                                 .05          .29        (.08)        (.14)        (.07)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                    .15          .58          .22          .16          .28
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.10)        (.29)        (.30)        (.30)        (.35)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   10.12    $   10.07    $    9.78    $    9.86    $   10.00
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share              1.45%++        6.01%        2.29%        1.54%        2.80%
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                         2.42%*        1.80%        1.84%        1.84%        1.54%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           1.93%*        2.92%        3.07%        2.95%        3.46%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $   5,329    $   6,521    $   6,437    $   7,787    $   8,014
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                                9.94%       20.95%       29.34%       18.60%       39.52%
                                                              =========    =========    =========    =========    =========




The following per share data and ratios                                                      Class C
have been derived from information                           For the Six
provided in the financial statements.                        Months Ended
                                                             January 31,           For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                          2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period          $    9.97    $    9.63    $    9.80    $    9.93    $   10.00
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                              .10          .30          .31          .30          .33
                Realized and unrealized gain (loss)
                on investments--net                                 .04          .34        (.17)        (.13)        (.07)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                    .14          .64          .14          .17          .26
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.10)        (.30)        (.31)        (.30)        (.33)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   10.01    $    9.97    $    9.63    $    9.80    $    9.93
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share              1.43%++        6.76%        1.49%        1.68%        2.65%
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                         2.32%*        1.59%        1.61%        1.66%        1.29%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           2.02%*        3.17%        3.33%        3.06%        3.78%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $      20    $      44    $      15    $      64    $       1
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                                9.94%       20.95%       29.34%       18.60%       39.52%
                                                              =========    =========    =========    =========    =========




The following per share data and ratios                                                      Class D
have been derived from information                           For the Six
provided in the financial statements.                        Months Ended
                                                             January 31,           For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                          2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period          $   10.06    $    9.77    $    9.86    $   10.00    $   10.06
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                              .11          .32          .32          .32          .37
                Realized and unrealized gain (loss)
                on investments--net                                 .05          .29        (.09)        (.14)        (.06)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                    .16          .61          .23          .18          .31
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.11)        (.32)        (.32)        (.32)        (.37)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   10.11    $   10.06    $    9.77    $    9.86    $   10.00
                                                              =========    =========    =========    =========    =========
Total           Based on net asset value per share              1.58%++        6.29%        2.44%        1.80%        3.17%
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                         2.18%*        1.55%        1.58%        1.57%        1.29%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           2.18%*        3.18%        3.34%        3.21%        3.71%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $   2,819    $   2,651    $   2,488    $   2,522    $   5,362
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                                9.94%       20.95%       29.34%       18.60%       39.52%
                                                              =========    =========    =========    =========    =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++ggregate total investment return.

Seotes to Financial Statements.



Merrill Lynch Florida Limited Maturity Municipal Bond Fund,
January 31, 2002


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of one series: Merrill Lynch Florida Limited Maturity Municipal Bond Fund (the "Fund"). The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Trust offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $20,721 increase in cost of securities (which in return results in a corresponding $20,721 increase in undistributed net investment income), based on securities held by the Fund as of July 31, 2001.

The effect of this change for the six months ended January 31, 2002 was to increase net investment income by $3,501 and decrease net unrealized appreciation by $24,222. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Custodian bank--The Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from management estimates of available cash.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .35% of the Fund's average daily net assets.

Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                          Account
                        Maintenance         Distribution
                            Fee                 Fee

Class B                    .15%                 .20%
Class C                    .15%                 .20%
Class D                    .10%                   --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:


                              FAMD         MLPF&S

Class D                       $70           $366


MLPF&S received contingent deferred sales charges relating to transactions in Class B Shares of $4,891.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

For the six months ended January 31, 2002, the Fund reimbursed FAM $3,328 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2002 were $1,152,565 and $1,285,397, respectively.

Net realized gains for the six months ended January 31, 2002 and net unrealized gains as of January 31, 2002 were as follows:


                                         Realized        Unrealized
                                          Gains            Gains

Long-term investments                  $  23,371          $ 463,128
                                       ---------          ---------
Total                                  $  23,371          $ 463,128
                                       =========          =========


As of January 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $463,128, of which $467,061 related to appreciated securities and $3,933 related to depreciated securities. The aggregate cost of investments at January 31, 2002 for Federal income tax purposes was $10,807,312.


4. Beneficial Interest Transactions:
Net decrease in net assets derived from beneficial interest transactions was $1,080,537 and $94,211 for the six months ended
January 31, 2002 and for the year ended July 31, 2001, respectively.



Merrill Lynch Florida Limited Maturity Municipal Bond Fund,
January 31, 2002


NOTES TO FINANCIAL STATEMENTS (concluded)


Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the Six Months                         Dollar
Ended January 31, 2002                    Shares          Amount

Shares sold                                7,454       $     74,440
Shares issued to shareholders
in reinvestment of dividends                 379              3,839
                                    ------------       ------------
Total issued                               7,833             78,279
Shares redeemed                          (5,255)           (52,822)
                                    ------------       ------------
Net increase                               2,578       $     25,457
                                    ============       ============



Class A Shares for the Year                               Dollar
Ended July 31, 2001                       Shares          Amount

Shares sold                                7,231       $     72,490
Shares issued to shareholders
in reinvestment of dividends               1,593             15,807
                                    ------------       ------------
Total issued                               8,824             88,297
Shares redeemed                         (19,214)          (191,658)
                                    ------------       ------------
Net decrease                            (10,390)       $  (103,361)
                                    ============       ============



Class B Shares for the Six Months                         Dollar
Ended January 31, 2002                    Shares          Amount

Shares sold                               86,193       $    867,852
Shares issued to shareholders
in reinvestment of dividends               2,323             23,528
                                    ------------       ------------
Total issued                              88,516            891,380
Automatic conversion of shares           (2,292)           (23,176)
Shares redeemed                        (207,063)        (2,098,001)
                                    ------------       ------------
Net decrease                           (120,839)       $(1,229,797)
                                    ============       ============



Class B Shares for the Year                               Dollar
Ended July 31, 2001                       Shares          Amount

Shares sold                              189,213       $  1,881,337
Shares issued to shareholders
in reinvestment of dividends               8,590             85,296
                                    ------------       ------------
Total issued                             197,803          1,966,633
Automatic conversion of shares           (9,841)           (96,399)
Shares redeemed                        (198,479)        (1,974,047)
                                    ------------       ------------
Net decrease                            (10,517)       $  (103,813)
                                    ============       ============



Class C Shares for the Six Months                         Dollar
Ended January 31, 2002                    Shares          Amount

Shares sold                                  542       $      5,442
Shares issued to shareholders
in reinvestment of dividends                  23                235
                                    ------------       ------------
Total issued                                 565              5,677
Shares redeemed                          (2,973)           (29,847)
                                    ------------       ------------
Net decrease                             (2,408)       $   (24,170)
                                    ============       ============



Class C Shares for the Year                               Dollar
Ended July 31, 2001                       Shares          Amount

Shares sold                               23,727        $   232,195
Shares issued to shareholders
in reinvestment of dividends                  46                444
                                    ------------       ------------
Total issued                              23,773            232,639
Shares redeemed                         (20,883)          (206,106)
                                    ------------       ------------
Net increase                               2,890       $     26,533
                                    ============       ============



Class D Shares for the Six Months                         Dollar
Ended January 31, 2002                    Shares          Amount

Shares sold                               56,856       $    569,541
Automatic conversion of shares             2,295             23,176
Shares issued to shareholders
in reinvestment of dividends                 886              8,963
                                    ------------       ------------
Total issued                              60,037            601,680
Shares redeemed                         (44,604)          (453,707)
                                    ------------       ------------
Net increase                              15,433       $    147,973
                                    ============       ============



Class D Shares for the Year                               Dollar
Ended July 31, 2001                       Shares          Amount

Shares sold                               16,067       $    158,742
Automatic conversion of shares             9,846             96,399
Shares issued to shareholders
in reinvestment of dividends               2,577             25,588
                                    ------------       ------------
Total issued                              28,490            280,729
Shares redeemed                         (19,553)          (194,299)
                                    ------------       ------------
Net increase                               8,937       $     86,430
                                    ============       ============


5. Short-Term Borrowings:
The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended January 31, 2002.


6. Capital Loss Carryforward:
At July 31, 2001, the Fund had a net capital loss carryforward of approximately $589,000, of which $390,000 expires in 2003 and $199,000 expires in 2004. This amount will be available to offset like amounts of any future taxable gains.


7. Reorganization Plan:
On December 14, 2001, the Trust's Board of Trustees approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby the Limited Maturity Portfolio of Merrill Lynch Municipal Bond Fund, Inc. would acquire substantially all of the assets and liabilities of the Fund in exchange for newly issued shares of the Limited Maturity Portfolio.